VARIABLE ANNUITY ACCOUNT I


                       Aetna Insurance Company of America
          Supplement Dated January 14, 2000 to May 3, 1999 Prospectus


The information in this supplement amends certain information contained in the prospectus dated May 3, 1999 and replaces the prospectus supplement dated December 31, 1999. You should read this supplement along with the prospectus.

1. The following information replaces the "Contract Overview--Questions:
   Contacting the Company" section on page 4 of the prospectus:

     Questions: Contacting the Company. To answer your questions, contact your local representative or write or call the Company's Service Center at:

     Aetna Financial Services
     Annuity Services
     151 Farmington Avenue
     Hartford, CT 06156-1258
     1-800-531-4547

2. All references in the prospectus to our "Home Office" are replaced with our "Service Center."

3. The following information replaces the "The Company" section on page 43 of the prospectus:

     The Company

     Aetna Insurance Company of America (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of Aetna Inc.

     We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                       5100 West Lemon Street
                       Suite 213
                       Tampa, Florida 33609


X.59749-99A                                                  January 2000

                           VARIABLE ANNUITY ACCOUNT I
                       Aetna Insurance Company of America


              Supplement Dated January 14, 2000 to the Statement of
                    Additional Information dated May 3, 1999


The information in this supplement amends certain information contained in the statement of additional information dated May 3, 1999 and replaces the statement of additional information supplement dated December 31, 1999. You should read this supplement along with the statement of additional information.


o The first two paragraphs of the section entitled "GENERAL INFORMATION AND HISTORY" are deleted and replaced with the following:

  Aetna Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of Aetna Inc. We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

  Aetna Life Insurance and Annuity Company (ALIAC), a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for the separate account. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940.

o The section entitled "OFFERING AND PURCHASE OF CONTRACT" is deleted and replaced with the following:


                       OFFERING AND PURCHASE OF CONTRACTS


  The Company is the depositor and Aetna Life Insurance and Annuity Company (ALIAC) is the principal underwriter for the securities sold under the prospectus. ALIAC offers the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of ALIAC or of other registered broker-dealers who have sales agreements with ALIAC. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."




Form No.: XSAI.59749-99-2                                    January 2000